Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of depreciation of property, plant and equipment
%
Machinery and equipment	15 - 33
Office furniture and equipment	6 - 33
Leasehold improvements	*
* Over the shorter term of the lease or the useful life of the asset
Schedule of basic and diluted income per ordinary share
	Year ended December 31
	2021	2022	2023
Net earnings (loss) attributable to ordinary shares
(US$ thousands)	10,541	18,306	(26,413)

Weighted average number of ordinary shares outstanding
used in basic earnings (loss) per ordinary share calculation	6,825,630	6,696,671	6,699,813

Add of outstanding dilutive potential ordinary shares	143,172	99,748	-

Weighted average number of ordinary shares outstanding
used in diluted earnings (loss) per ordinary share calculation	6,968,802	6,796,419	6,699,813

Basic earnings (loss) per ordinary shares (US$)	1.544	2.733	(3.942)

Diluted earnings (loss) per ordinary shares (US$)	1.513	2.694	(3.942)

Weighted average number of shares related to options
and RSUs excluded from the diluted earnings per share
calculation because of anti-dilutive effect	65,534	251,868	69,005